Long-Term Investments - Schedule of Long-Term Investments - Schedule of Available-for-Sale Equity Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long Term Investment [Line Items]
Available-for-sale equity securities, Cost Basis	$ 37,379	$ 31,738
Available-for-sale equity securities, Unrealized Gain (Loss)	(5,378)	10,918
Available-for-sale equity securities, Fair Value	32,001	42,656
Ivanhoe Mines Ltd. [Member]
Long Term Investment [Line Items]
Available-for-sale equity securities, Equity Interest	5.40%	6.40%
Available-for-sale equity securities, Cost Basis	32,606	26,965
Available-for-sale equity securities, Unrealized Gain (Loss)	(3,079)	11,622
Available-for-sale equity securities, Fair Value	29,527	38,587
Entree Gold Inc. [Member]
Long Term Investment [Line Items]
Available-for-sale equity securities, Equity Interest	9.40%	9.40%
Available-for-sale equity securities, Cost Basis	4,723	4,723
Available-for-sale equity securities, Unrealized Gain (Loss)	(2,283)	(696)
Available-for-sale equity securities, Fair Value	2,440	4,027
Other [Member]
Long Term Investment [Line Items]
Available-for-sale equity securities, Cost Basis	50	50
Available-for-sale equity securities, Unrealized Gain (Loss)	(16)	(8)
Available-for-sale equity securities, Fair Value	$ 34	$ 42